Eaton Vance Advisers Senior Floating-Rate Fund
                         Eaton Vance Prime Rate Reserves
                      EV Classic Senior Floating-Rate Fund
               Eaton Vance Institutional Senior Floating-Rate Fund
      Supplement to Statements of Additional Information dated May 1, 2002

                        Eaton Vance Income Fund of Boston
      Supplement to Statement of Additional Information dated June 14, 2002

Effective October 1, 2002, Scott H. Page has replaced James B. Hawkes as President of Eaton Vance Advisers Senior Floating-Rate Fund ("Advisers Senior Floating-Rate"), Eaton Vance Institutional Senior Floating-Rate Fund ("Institutional Senior Floating-Rate"), Eaton Vance Prime Rate Reserves ("Prime Rate") and EV Classic Senior Floating-Rate Fund ("Classic Senior Floating-Rate") and the Senior Debt Portfolio. Michael W. Weilheimer has replaced Mr. Hawkes as President of Eaton Vance Income Fund of Boston ("IFOB") and Boston Income Portfolio. Barbara E. Campbell has replaced James L. O'Connor as Treasurer of Advisers Senior Floating-Rate, Institutional Senior Floating-Rate, Prime Rate Reserves, Classic Senior Floating-Rate, IFOB, Senior Debt Portfolio and Boston Income Portfolio. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JAMES B. HAWKES         Trustee         Trustee of Prime   Chairman, President and Chief        178                Director of EVC
11/09/41                                Rate Reserves -    Executive Officer of BMR,
                                        1989; of           Eaton Vance and their corporate
                                        Senior Debt        parent and trustee (EVD and EV);
                                        Portfolio -        Director of EV; Vice President and
                                        1992; of Classic   Director of EVD.  Trustee and/or
                                        Senior Floating-   officer of 178 investment companies
                                        Rate - 1993; of    in the Eaton Vance Fund Complex.
                                        Advisers Senior    Mr. Hawkes is an interested person
                                        Floating-Rate      because of his positions with BMR,
                                        and IFOB -         Eaton Vance and EVC, which are
                                        1998; of           affiliates of the Trust and the
                                        Institutional      Portfolios.
                                        Senior Floating-
                                        Rate - 1999;
                                        and of Boston
                                        Income Portfolio
                                        - 2001

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

SCOTT H. PAGE           President of Advisers           Since 2002              Vice President of Eaton Vance and BMR.  Officer
11/30/59                Senior Floating-Rate,                                   of 11 investment companies managed by Eaton Vance
                        Institutional Senior                                    or BMR.
                        Floating-Rate, Prime
                        Rate, Classic Senior
                        Floating-Rate and
                        Senior Debt Portfolio

MICHAEL W. WEILHEIMER   President of IFOB and           Since 2002              Vice President of Eaton Vance and BMR.  Officer
2/11/61                 Boston Income Portfolio                                 of 9 investment companies managed by Eaton Vance
                                                                                or BMR.

BARBARA E. CAMPBELL     Treasurer                       Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/19/57                                                                         of 178 investment companies managed by Eaton Vance
                                                                                or BMR.


October 9, 2002